UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 028-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               November 14, 2007
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number           Name


         28-01190              Frank Russell Company
        --------------         ------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $ 1,619,318
                                        (in thousands)

List of Other Included Managers:

None

NONE

                                             FORM 13F INFORMATION TABLE
                                                 September 30, 2007


COLUMN 1                          COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                  TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                    --------        -----       -------   -------   --- ----  ----------  --------  ----  ------  ----
ADVOCAT INC                       COM             007586100     4,759     435,000           SOLE        NONE      SOLE
AFLAC INC                         COM             001055102     1,734      30,400           SOLE        NONE      SOLE
AKAMAI TECHNOLOGIES               COM             00971T101       177       6,170           SOLE        NONE      SOLE
ALCATEL-LUCENT ADR                SPONSORED ADR   013904305    68,340   6,713,181           SOLE        NONE      SOLE
ALTRIA GROUP INC                  COM             02209S103    36,759     528,676           SOLE        NONE      SOLE
ALTUS PHARMACEUTICALS INC         COM             02216N105     1,539     146,700           SOLE        NONE      SOLE
AMBAC FINL                        COM             023139108    54,135     860,518           SOLE        NONE      SOLE
AMERICAN EXPRESS                  COM             025816109     1,300      21,900           SOLE        NONE      SOLE
AMERICAN INTERNATIONAL GROUP      COM             026874107     1,244      18,391           SOLE        NONE      SOLE
ANGIODYNAMICS INC                 COM             03475V101     3,487     185,000           SOLE        NONE      SOLE
ANGIOTECH PHARMACEUTICALS IN      COM             034918102     2,539     405,000           SOLE        NONE      SOLE
APACHE CORP                       COM             037411105    54,609     606,363           SOLE        NONE      SOLE
ARENA PHARMACEUTICALS INC         COM             040047102     1,314     120,000           SOLE        NONE      SOLE
BIOENVISION INC COM               COM             09059N100     2,112     400,000           SOLE        NONE      SOLE
BIOMARIN PHARMACEUTICA            COM             09061G101    21,939     881,100           SOLE        NONE      SOLE
BOSTON SCIENTIFIC CORP            COM             101137107    39,736   2,848,429           SOLE        NONE      SOLE
BP ADR                            SPONSORED ADR   055622104    71,595   1,032,366           SOLE        NONE      SOLE
BROCADE COMMUNICATIONS SYS        COM NEW         111621306    17,226   2,012,380           SOLE        NONE      SOLE
CAPITAL SR LIVING                 COM             140475104     1,853     220,100           SOLE        NONE      SOLE
CIENA CORP                        COM NEW         171779309       108       2,840           SOLE        NONE      SOLE
CISCO SYSTEMS INC                 COM             17275R102    25,887     781,368           SOLE        NONE      SOLE
CITIGROUP INC                     COM             172967101     1,806      38,700           SOLE        NONE      SOLE
CITRIX SYSTEMS INC                COM             177376100       122       3,020           SOLE        NONE      SOLE
COEUR D'ALENE MINES CORP          COM             192108108       167      44,100           SOLE        NONE      SOLE
COOPER COS INC                    COM NEW         216648402    50,196     957,580           SOLE        NONE      SOLE
COVIDIEN LTD                      COM             G2552X108    24,328     586,213           SOLE        NONE      SOLE
EDP ENERGIAS PORTUG ADR           SPONSORED ADR   268353109    16,897     289,926           SOLE        NONE      SOLE
EMAGEON INC                       COM             29076V109     5,208     621,500           SOLE        NONE      SOLE
EVEREST RE                        COM             G3223R108    37,754     342,469           SOLE        NONE      SOLE
FIFTH THIRD BANCORP               COM             316773100     1,231      36,340           SOLE        NONE      SOLE
FLEXTRONICS INTERNATIONAL         ORD             Y2573F102    20,764   1,857,220           SOLE        NONE      SOLE
GAMMON GOLD INC                   COM             36467T106    21,589   1,807,297           SOLE        NONE      SOLE
GAP INC                           COM             364760108       220      11,930           SOLE        NONE      SOLE
GENERAL ELECTRIC CO               COM             369604103    40,435     976,690           SOLE        NONE      SOLE
GLOBAL INDUSTRIES LTD             COM             379336100       129       5,026           SOLE        NONE      SOLE
HEALTHSOUTH CORP                  COM NEW         421924309    42,203   2,410,244           SOLE        NONE      SOLE
HOSPIRA INC                       COM             441060100     4,974     120,000           SOLE        NONE      SOLE
IAC INTERACTIVECORP               COM NEW         44919P300    22,617     762,290           SOLE        NONE      SOLE
IDENIX PHARMACEUTICALS INC        COM             45166R204     1,156     400,000           SOLE        NONE      SOLE
IMCLONE 20 CALL OPTION JAN 2009   CALL            45245W909     1,374         600           SOLE        NONE      SOLE
IMCLONE SYSTEMS INC               COM             45245W109    36,466     882,102           SOLE        NONE      SOLE
INTEL CORP                        COM             458140100       119       4,620           SOLE        NONE      SOLE
INVESTORS BANCORP INC             COM             46146P102       736      52,000           SOLE        NONE      SOLE
JP MORGAN CHASE                   COM             46625H100    22,677     494,913           SOLE        NONE      SOLE
KINROSS GOLD CORP                 COM NO PAR      496902404    43,349   2,898,760           SOLE        NONE      SOLE
KOOKMIN BK ADR                    SPONSORED ADR   50049M109    53,199     648,851           SOLE        NONE      SOLE
KRAFT FOODS INC                   CL A            50075N104     9,453     273,910           SOLE        NONE      SOLE
LEGG MASON INC                    COM             524901105     1,392      16,510           SOLE        NONE      SOLE
LIBERTY MEDIA CAPITAL             CAP COM SER A   53071M302    63,790     511,018           SOLE        NONE      SOLE
MARVELL TECHNOLOGY GROUP LTD      ORD             G5876H105       280      17,090           SOLE        NONE      SOLE
MASSEY ENERGY CO                  COM             576206106    13,277     608,496           SOLE        NONE      SOLE
MEDAREX INC COM                   COM             583916101     2,086     147,300           SOLE        NONE      SOLE
MICROSOFT CORP                    COM             594918104    44,561   1,512,594           SOLE        NONE      SOLE
MOLSON COORS BREWING CO           CL B            60871R209    36,558     366,789           SOLE        NONE      SOLE
MOTOROLA INC                      COM             620076109       199      10,720           SOLE        NONE      SOLE
NET 1 UEPS TECHNOLOGY INC         COM NEW         64107N206       214       7,860           SOLE        NONE      SOLE
NITROMED INC                      COM             654798503     3,710   2,107,949           SOLE        NONE      SOLE
NOBLE ENERGY INC                  COM             655044105    22,659     323,520           SOLE        NONE      SOLE
OFFICEMAX                         COM             67622P101    30,277     883,495           SOLE        NONE      SOLE
OMNICOM GROUP                     COM             681919106       428       8,910           SOLE        NONE      SOLE
ORACLE CORP                       COM             68389X105    29,216   1,349,485           SOLE        NONE      SOLE
PANACOS PHARMACEUTICALS INC       COM             69811Q106     1,450     906,542           SOLE        NONE      SOLE
PDL BIOPHARMA CALL 19JAN08        CALL            69329Y904       565         500           SOLE        NONE      SOLE
POSCO SPONSORED ADR               SPONSORED ADR   693483109       778       4,350           SOLE        NONE      SOLE
POZEN INC                         COM             73941U102     3,715     335,923           SOLE        NONE      SOLE
PROCTER & GAMBLE CO               COM             742718109       551       7,830           SOLE        NONE      SOLE
PROTECTIVE LIFE                   COM             743674103    31,728     747,605           SOLE        NONE      SOLE
PSYCHIATRIC SOLUTIONS             COM             74439H108     7,070     180,000           SOLE        NONE      SOLE
QLOGIC CORP                       COM             7.47E+08     14,815   1,101,480           SOLE        NONE      SOLE
QUALCOMM INC                      COM             747525103    39,554     935,970           SOLE        NONE      SOLE
RADIATION THERAPY SERVICES        COM             750323206     2,681     128,747           SOLE        NONE      SOLE
RITE-AID                          COM             767754104     3,927     850,000           SOLE        NONE      SOLE
SPRINT NEXTEL CORP                COM FON         852061100    66,036   3,475,559           SOLE        NONE      SOLE
STILLWATER MINING CO              COM             86074Q102    14,251   1,384,950           SOLE        NONE      SOLE
THE COOPER COS INC CALL 20JAN09   CALL            216648902     2,303         700           SOLE        NONE      SOLE
TJX COMPANIES INC                 COM             872540109       423      14,560           SOLE        NONE      SOLE
TORCHMARK CORP                    COM             891027104    41,591     667,371           SOLE        NONE      SOLE
TYCO ELECTRONICS LTD              COM NEW         G9144P105    12,277     346,519           SOLE        NONE      SOLE
TYCO INTERNATIONAL                COM             G9143X208    19,042     429,453           SOLE        NONE      SOLE
VODAFONE GROUP ADR                SPONS ADR NEW   92857W209   168,405   4,639,262           SOLE        NONE      SOLE
WACHOVIA CORP                     COM             929903102       981      19,570           SOLE        NONE      SOLE
WAL-MART STORES                   COM             931142103       562      12,880           SOLE        NONE      SOLE
WYETH                             COM             983024100    64,412   1,445,837           SOLE        NONE      SOLE
YAHOO INC                         COM             984332106        97       3,630           SOLE        NONE      SOLE
ZYMOGENETICS INC                  COM             98985T109     1,892     145,000           SOLE        NONE      SOLE


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